SCHEDULE OF CONVERTIBLE DEBENTURES AND NOTES, NET OF DISCOUNT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Other debt	$ 390,050
Other debt	390,050	$ 350,050
Accrued interest		(9,212)
Accrued interest		9,212
Total of debentures, notes and other debt	11,256,971	2,384,410
August 2021 Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible note payable	747,539
Bridge Investor [Member]
Short-term Debt [Line Items]
Other debt	245,000
Other debt	245,000	265,000
5% Convertible Note Payable - Stephen Boesch [Member]
Short-term Debt [Line Items]
Convertible note payable	123,958	118,958
5% Convertible Note Payable - Related Party [Member]
Short-term Debt [Line Items]
Convertible note payable	288,733	276,233
5% Convertible Note Payable - Sanjay Jha [Member]
Short-term Debt [Line Items]
Convertible note payable	288,253	275,753
Five Percent Convertible Note Payable CEO CTO and CFO Related Parties [Member]
Short-term Debt [Line Items]
Convertible note payable	94,457	90,357
5% Convertible note payable - Bridge Investors [Member]
Short-term Debt [Line Items]
Convertible note payable	193,522	185,122
5% Convertible Note Payable [Member]
Short-term Debt [Line Items]
Convertible note payable	988,923	946,423
5% Convertible note – Autotelic Inc– Related Party [Member] | August 2021 Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible note payable	267,553	256,634
5% Convertible Note - Bridge Investors [Member] | August 2021 Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible note payable	399,722	381,123
5% Convertible note – CFO – Related Party [Member] | August 2021 Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible note payable	80,266	76,531
5% Convertible Note [Member] | August 2021 Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible note payable	747,541	714,288
Chief Financial Officer [Member]
Short-term Debt [Line Items]
Other debt	25,050	45,050
12% Convertible Note [Member]
Short-term Debt [Line Items]
Convertible note payable	619,345
Debt Clinical Trials GMP Convertible Note [Member]
Short-term Debt [Line Items]
Convertible note payable	4,659,782
12% Convertible Note - Accredited Investors [Member]
Short-term Debt [Line Items]
Convertible note payable	885,312
Chief Executive Officer [Member]
Short-term Debt [Line Items]
Other debt		20,000
Autotelic [Member]
Short-term Debt [Line Items]
Other debt	120,000
Other debt	120,000	20,000
10% Convertible Note Payable Due April 23, 2022 [Member] | Related Party [Member]
Short-term Debt [Line Items]
Convertible note payable	164,444	144,951
10% Convertible Note Payable Due April 23, 2022 [Member] | Bridge Investor [Member]
Short-term Debt [Line Items]
Convertible note payable	35,556	31,167
10% Convertible Note Payable Due August 6, 2022 [Member] | Bridge Investor [Member]
Short-term Debt [Line Items]
Convertible note payable	200,000	188,319
10% Convertible Note Payable [Member]
Short-term Debt [Line Items]
Convertible note payable	400,000	364,437
16% Convertible Notes [Member] | JH Darbie PPM Debt [Member]
Short-term Debt [Line Items]
Convertible note payable	2,566,018
16% Convertible Notes [Member] | Non-related Parties [Member] | JH Darbie PPM Debt [Member]
Short-term Debt [Line Items]
Convertible note payable	2,441,471
16% Convertible Notes [Member] | Chief Financial Officer [Member] | JH Darbie PPM Debt [Member]
Short-term Debt [Line Items]
Convertible note payable	$ 124,547